SUPPLEMENTARY INFORMATION (Schedule of Financial Expenses, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income:
Exchange differences		$ 3
Other	2	120
Total Income	2	123
Expenses:
Interest - In respect of liability to related parties		9
Interest - In respect of credit from banks	46	83	69
Exchange differences	21		156
Other	69		66
Total Expenses	136	92	291
Financial expenses, net	$ 134	$ (31)	$ 291